ACCOUNTS RECEIVABLE, NET - Accounts receivable (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Third Parties
Total third-parties, net	¥ 77,585,955	$ 11,094,644	¥ 35,852,484
Third Parties
Third Parties
Trade accounts receivable	81,833,486	11,702,033	37,916,569
Allowance for credit losses	(4,247,531)	(607,389)	(2,064,085)
Total third-parties, net	77,585,955	11,094,644	35,852,484
Third Parties- long-term
Trade accounts receivable	244,800	35,006	886,267
Allowance for credit losses	(244,800)	(35,006)	(886,267)
Total third-parties, net	¥ 0	$ 0	¥ 0